SCHEDULE OF WEIGHTED-AVERAGE LEASE TERM AND DISCOUNT RATE (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating cash outflows relating to operating leases	$ 257	$ 334	$ 459	$ 362
Weighted-average remaining lease term (in years)	3 years	2 years 9 months 18 days	3 years 7 months 6 days	3 years 6 months
Weighted-average discount rate	7.25%	8.08%	7.30%	9.30%